SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Balance at beginning of year	$ 472	$ 706	$ 380
Costs incurred	(1,127)	(756)	(1,009)
Expense recognized	1,360	522	1,335
Balance at end of year	$ 705	$ 472	$ 706